Share Options Outstanding (Tables)	6 Months Ended
Dec. 31, 2022
Employee Stock Option
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of Share Options Outstanding
The following table summarises the average weighted life contractually remaining, average weighted fair value and average weighted exercise price of options granted, exercised, cancelled or modified during the six months ended December 31, 2022, under the Employee Share Scheme:

	Average Weighted Life Contractually Remaining (Years)	Average Weighted Fair Value USD $	Average Weighted Exercise Price USD $	No. of shares

Balance at July 1, 2022	0.25	$6.19		1,328,758
Options granted
Options exercised	0.00	$6.19	$3.64	657,303
Options cancelled	0.00	$6.19		7,332

Balance at December 31, 2022 (vested and exercisable)	0.00	$6.19		664,123

Loan Funded Share Plan [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of Share Options Outstanding
The following table summarises the average weighted life contractually remaining, average weighted fair value and average weighted exercise price of options granted, exercised, cancelled or modified during the six months ended December 31, 2022, under the LFSP:

	Average Weighted Life Contractually Remaining (Years)	Average Weighted Fair Value USD $	Average Weighted Exercise Price USD $	No. of shares
Balance at July 1, 2022	4.18	0.56	1.75	4,200,371
Options granted
Options exercised	0.89	0.69	1.51	457,589
Options cancelled	—	—	—	—

Balance at December 31, 2022 (vested and exercisable)	3.36	0.55	1.67	3,742,782

Long Term Incentive Plan [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of Share Options Outstanding	The table below summarises the average weighted life contractually remaining, average weighted fair value and average weighted exercise price of options granted, exercised, cancelled or modified during the six months ended December 31, 2022, under the LTIP:

	Average Weighted Life Contractually Remaining (Years)	Average Weighted Fair Value USD $	Average Weighted Exercise Price USD $	No. of shares
Balance at July 1, 2022
Options granted	1.71	$5.01		230,895
Options exercised
Options cancelled

Balance at December 31, 2022 (vested and exercisable)	1.21	$5.01		230,895